Fees Summary	Jul. 17, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 41,458,190.69
Previously Paid Amount
Total Fee Amount	6,347.24
Total Offset Amount
Net Fee	$ 6,347.24